Vanguard® International Dividend Growth Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.1%)
Belgium (3.2%)
KBC Group NV ADR	58,799	4,142
Canada (7.5%)
Intact Financial Corp.	24,390	4,441
Canadian National Railway Co.	34,620	3,330
Sun Life Financial Inc.	30,721	1,936
		9,707
Denmark (1.6%)
DSV A/S	7,452	2,095
Finland (4.5%)
Kone OYJ Class B	46,215	3,321
Sampo OYJ Class A (XHEL)	223,620	2,494
		5,815
France (7.3%)
Schneider Electric SE	17,315	4,964
Capgemini SE	8,481	1,318
Vinci SA	8,127	1,169
LVMH Moet Hennessy Louis Vuitton SE	1,716	1,107
AXA SA	20,977	957
		9,515
Germany (6.5%)
Merck KGaA	24,925	3,714
Symrise AG	35,381	2,979
SAP SE	8,608	1,719
		8,412
Hong Kong (3.0%)
AIA Group Ltd.	333,443	3,847
Japan (17.6%)
Hoya Corp.	25,961	4,355
Chugai Pharmaceutical Co. Ltd.	76,180	4,351
Keyence Corp.	10,566	3,876
Pan Pacific International Holdings Corp.	469,970	2,783
Sony Group Corp.	99,060	2,184
Kao Corp.	48,871	1,955
KDDI Corp.	99,540	1,681
Nippon Sanso Holdings Corp.	50,593	1,535
		22,720
Netherlands (4.6%)
ASML Holding NV	3,226	4,626
Heineken NV	16,685	1,377
		6,003
Spain (3.5%)
Industria de Diseno Textil SA	45,230	2,943
Iberdrola SA (XMAD)	69,071	1,553
		4,496
Sweden (4.8%)
Assa Abloy AB Class B	86,410	3,494
Atlas Copco AB Class A	133,716	2,757
		6,251
Switzerland (10.3%)
Roche Holding AG	7,711	3,507
Chocoladefabriken Lindt & Spruengli AG	230	3,305
Sika AG (Registered)	14,048	2,696
Novartis AG (Registered)	16,309	2,420

		Shares	Market Value ($000)
	Nestle SA (Registered)	14,739	1,406
			13,334
United Kingdom (20.4%)
	Unilever plc	50,850	3,462
	BAE Systems plc	117,352	3,186
	Compass Group plc	103,509	3,104
	Experian plc	77,148	2,922
	AstraZeneca plc	15,607	2,908
	RELX plc	69,365	2,459
*	Reckitt Benckiser Group plc	28,738	2,398
	Prudential plc (XLON)	118,613	1,948
	London Stock Exchange Group plc	13,488	1,504
	Shell plc (XLON)	35,344	1,359
	Diageo plc	50,741	1,167
			26,417
United States (2.3%)
	Linde plc	6,577	3,005
Total Common Stocks (Cost $110,231)			125,759
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[1]	Vanguard Market Liquidity Fund, 3.704% (Cost $2,559)	25,589	2,559
Total Investments (99.1%) (Cost $112,790)			128,318
Other Assets and Liabilities—Net (0.9%)			1,131
Net Assets (100%)			129,449
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	12,712	—	—	12,712
Common Stocks—Other	4,142	108,905	—	113,047
Temporary Cash Investments	2,559	—	—	2,559
Total	19,413	108,905	—	128,318